Share Capital - Additional Information (Detail)	12 Months Ended							12 Months Ended		0 Months Ended	12 Months Ended			1 Months Ended		12 Months Ended					0 Months Ended	1 Months Ended	0 Months Ended		1 Months Ended		12 Months Ended						12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD	Dec. 31, 2013 CAD	Aug. 23, 2013	May 22, 2012	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Performance Share Unit Plan [Member] USD ($)	Dec. 31, 2013 Director Deferred Share Unit [Member] USD ($)	May 22, 2012 Series D Warrants [Member] USD ($)	Dec. 31, 2013 Series D Warrants [Member] USD ($)	Dec. 31, 2012 Series D Warrants [Member]	May 22, 2012 Series D Warrants [Member] Rio Tinto [Member]	Nov. 30, 2013 2014 Rights Offering [Member] USD ($)	Nov. 30, 2013 2014 Rights Offering [Member] CAD	Dec. 31, 2013 2014 Rights Offering [Member] USD ($)	Dec. 31, 2013 2014 Rights Offering [Member] CAD	Dec. 03, 2013 2014 Rights Offering [Member] USD ($)	Dec. 03, 2013 2014 Rights Offering [Member] Rio Tinto [Member] USD ($)	Dec. 03, 2013 2014 Rights Offering [Member] Parent Company [Member] USD ($)	Jan. 13, 2014 2014 Rights Offering [Member] Subsequent Event [Member] USD ($)	Jan. 31, 2014 2014 Rights Offering [Member] Subsequent Event [Member] USD ($)	Jun. 19, 2012 2012 Rights Offering [Member] USD ($)	Jun. 19, 2012 2012 Rights Offering [Member] CAD	Nov. 30, 2013 2012 Rights Offering [Member]	Jul. 31, 2012 2012 Rights Offering [Member] USD ($)	Dec. 31, 2013 2012 Rights Offering [Member] USD ($)	Dec. 31, 2013 2012 Rights Offering [Member] CAD	Dec. 31, 2012 2012 Rights Offering [Member] USD ($)	Jun. 14, 2012 2012 Rights Offering [Member] USD ($)	Jun. 14, 2012 2012 Rights Offering [Member] Rio Tinto [Member] USD ($)	Jun. 14, 2012 2012 Rights Offering [Member] Parent Company [Member] USD ($)	Dec. 31, 2013 Exercise of Anti Dilution Warrants [Member] USD ($)	Dec. 31, 2013 Equity Incentive Plan [Member] USD ($)	Dec. 31, 2012 Equity Incentive Plan [Member] USD ($)
Class of Stock [Line Items]
Options vested	4 years
Options contractual terms	7 years
Employee's contribution to Share Purchase Plan	7.00%
Ratio of issuance of common shares to aggregate amount contributed	1.5
Common stock shares authorized percentage pursuant to the Equity Incentive Plan	6.50%
Shares available for grants	59,488,247	49,183,597	49,183,597				24,610,831
Common stock shares authorized maximum	59,488,247
Weighted average grant-date fair value of stock options granted			1.01
Stock options granted		8,484,971	8,484,971
Weighted average exercise price	$ 16.23	$ 15.58		16.23			$ 13.83																											$ 15.28	$ 15.70
Intrinsic value of options exercised	$ 1,800,000	$ 24,100,000
Options vested and expected to vest																																		5,909,332	16,176,212
Aggregate intrinsic value																																		100,000	4,700,000
Unrecognized compensation cost related to unvested stock options																																		3,700,000
Weighted-average cost recognized period, years																																		1 year
Vested option aggregate intrinsic value																																		100,000	4,700,000
Shares granted								71,200	100,420
Shares granted, fair value								500,000	700,000
Shares outstanding	5,909,332	16,176,212	16,176,212				23,449,062	71,200	100,420
Shares unvested								71,200
Shares vested
Warrants issued										74,247,460	74,247,460	74,247,460	55,000,000																				74,247,460
Exercise price										$ 10.37	$ 10.37																						$ 4.31
Share purchase warrants		164,385,000
Adjusted exercise price											$ 8.20
Number of rights held entitled the holder thereof to purchase number of common shares of the company														Received one right for each common share held. Every right held entitled the holder thereof to purchase one common share of the Company	Received one right for each common share held. Every right held entitled the holder thereof to purchase one common share of the Company								Received one right for each common share held. Every 20 rights held entitled the holder thereof to purchase seven common shares of the Company	Received one right for each common share held. Every 20 rights held entitled the holder thereof to purchase seven common shares of the Company
Subscription price														$ 2.40	2.53	$ 2.40	2.53						$ 7.00	7.17			$ 7.00	7.17
Rights expiration date														Jan. 07, 2014	Jan. 07, 2014										Jul. 19, 2012
Standby commitment fee, percentage					3.00%	4.00%
Common stock, shares, issued	1,006,116,602	1,005,535,530	1,005,535,530																			1,006,116,602				259,558,050
Expenses and fees relating to rights offering		75,443,000																				2,400,000,000				75,442,000
Proceeds from common shares issued		2,237,397,000																			2,400,000,000	78,700,000				1,800,000,000
Standby Commitment fee paid																						70,800,000				72,800,000
Rights offering derivative liability																		1,016,200,000	516,100,000	500,100,000										688,400,000	343,600,000	344,800,000
Recognized derivative gain (loss)	87,722,000	194,664,000														87,900,000													194,700,000
Derivative financial liability reclassified to share capital		493,673,000														909,300,000											493,700,000
Standby purchaser fee, percentage	3.00%
Standby purchaser fee liability	71,700,000
Recognized derivative loss	200,000															200,000
Derivative financial liability reclassified to additional paid-in capital																											$ 100,000